Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN HIGH INCOME TRUST
Entity Central Index Key	0000823620
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
American High-Income Trust - Class A
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class A
Trading Symbol	AHITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.73% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagr
eeme
nts with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class C
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class C
Trading Symbol	AHTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.46% *
*Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.46%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class T
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class T
Trading Symbol	TAHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 22	0.44% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was di
smi
ssed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class F-1
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class F-1
Trading Symbol	AHTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 37	0.74% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with ac
coun
tants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class F-2
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class F-2
Trading Symbol	AHIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 23	0.45% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with acc
ount
ants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class F-3
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class F-3
Trading Symbol	HIGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accou
ntan
ts
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 529-A
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-A
Trading Symbol	CITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 37	0.74% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 529-C
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-C
Trading Symbol	CITCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 75	1.50% *
*Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statist ics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 529-E
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-E
Trading Symbol	CITEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 47	0.94% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dis
mis
sed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 529-T
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-T
Trading Symbol	TAIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six
mo
nths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 25	0.50% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-F-1
Trading Symbol	CITFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 27	0.54% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund stat isti cs
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-F-2
Trading Symbol	FAHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 22	0.44% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-F-3
Trading Symbol	FTAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-1
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-1
Trading Symbol	RITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 72	1.43% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with a
ccoun
tants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-2
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-2
Trading Symbol	RITBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 72	1.43% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-2E
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-2E
Trading Symbol	RTEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 57	1.14% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-3
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-3
Trading Symbol	RITCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 50	0.99% *
*Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-4
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-4
Trading Symbol	RITEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 35	0.69% *
*
Annualized
.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-5E
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-5E
Trading Symbol	RITHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the f
un
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 25	0.49% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-5
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-5
Trading Symbol	RITFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypo
the
tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 20	0.40% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-6
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-6
Trading Symbol	RITGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 27,338,000,000
Holdings Count | Holding	1,071
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 27,338
Total number of portfolio holdings	1,071
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Annualized.